UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21534
                                   ------------


                  AXP VARIABLE PORTFOLIO - SELECT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:    3/31
                         --------------

                               PORTFOLIO HOLDINGS
                                       FOR
                          AXP(R) VP - CORE EQUITY FUND
                                AT MARCH 31, 2005

Investments in Securities

AXP VP - Core Equity Fund

March 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.4%)
Issuer                                         Shares              Value(a)

Aerospace & defense (2.8%)
Boeing                                         35,061            $2,049,666
Empresa Brasileira
  de Aeronautica ADR                           41,960(c)          1,313,348
General Dynamics                                6,570               703,319
Goodrich                                       36,197             1,385,983
Honeywell Intl                                 38,021             1,414,761
Lockheed Martin                                47,815             2,919,584
Northrop Grumman                               26,400             1,425,072
United Technologies                            26,980             2,742,787
Total                                                            13,954,520

Automotive & related (0.3%)
Ford Motor                                     27,775               314,691
General Motors                                 25,250               742,097
Genuine Parts                                   2,648               115,162
Johnson Controls                                2,845               158,637
Lear                                            3,750               166,350
Total                                                             1,496,937

Banks and savings & loans (4.9%)
Bank of America                               197,405             8,705,561
Bank of New York                               35,506             1,031,449
BankAtlantic Bancorp Cl A                      20,673               359,710
Commerce Bancorp                               34,924             1,133,982
Fifth Third Bancorp                             7,418               318,826
First Marblehead                                   10(b)                575
ICICI Bank ADR                                 11,360(c)            235,379
PNC Financial Services Group                   14,900               767,052
Regions Financial                              12,801               414,752
Sovereign Bancorp                              25,726               570,088
State Street                                   26,708             1,167,674
US Bancorp                                     53,019             1,528,008
Wachovia                                       68,000             3,461,880
Washington Mutual                              10,629               419,846
Wells Fargo & Co                               71,371             4,267,986
Total                                                            24,382,768

Beverages & tobacco (2.9%)
Altria Group                                  112,683             7,368,342
Coca-Cola Enterprises                          38,184               783,536

Common stocks (continued)
Issuer                                         Shares              Value(a)

Beverages & tobacco (cont.)
Fortune Brands                                  2,178              $175,612
PepsiCo                                       117,348             6,222,964
Total                                                            14,550,454

Broker dealers (3.1%)
Franklin Resources                             36,227             2,486,984
JPMorgan Chase & Co                           151,707             5,249,062
Legg Mason                                      3,300               257,862
Merrill Lynch & Co                             60,870             3,445,242
Morgan Stanley                                 67,401             3,858,707
Total                                                            15,297,857

Building materials & construction (0.3%)
American Standard Companies                    13,010               604,705
Masco                                          20,029               694,405
Total                                                             1,299,110

Cable (4.8%)
Comcast Cl A                                   93,753(b)          3,166,976
Comcast Special Cl A                           34,802(b)          1,162,387
EchoStar
  Communications Cl A                          30,850               902,363
NTL                                           229,241(b)         14,595,773
RCN                                            14,354(b)            285,645
Telewest Global                               216,030(b,c)        3,843,174
Total                                                            23,956,318

Cellular telecommunications (2.7%)
China Unicom                                  186,000(c)            144,286
Millicom Intl Cellular                         26,612(b,c)          539,425
Nextel Communications Cl A                    272,001(b)          7,730,269
Nextel Partners Cl A                           99,893(b)          2,193,650
Telesystem Intl Wireless                      169,727(b,c)        2,588,337
Total                                                            13,195,967

Chemicals (1.1%)
Dow Chemical                                   63,186             3,149,822
Eastman Chemical                                6,094               359,546
EI du Pont de Nemours & Co                     13,712               702,603
Lyondell Chemical                              38,975             1,088,182

Common stocks (continued)
Issuer                                         Shares              Value(a)

Chemicals (cont.)
RPM Intl                                        8,900              $162,692
Total                                                             5,462,845

Computer hardware (3.5%)
Cisco Systems                                 257,753(b)          4,611,201
Dell                                          161,945(b)          6,221,926
EMC                                           244,311(b)          3,009,912
Hewlett-Packard                                74,825             1,641,661
Sun Microsystems                              411,845(b)          1,663,854
Total                                                            17,148,554

Computer software & services (3.6%)
Affiliated Computer
  Services Cl A                                27,700(b)          1,474,748
Cadence Design Systems                         39,210(b)            586,190
Citrix Systems                                  4,608(b)            109,763
Comverse Technology                            37,800(b)            953,316
Electronic Arts                                 4,321(b)            223,741
First Data                                      6,600               259,446
Google Cl A                                     5,802(b)          1,047,319
Infosys Technologies ADR                        2,150(c)            158,520
Intl Business Machines                         30,700             2,805,366
Macromedia                                      8,553(b)            286,526
Microsoft                                     163,263             3,946,066
Oracle                                        188,253(b)          2,349,397
Paychex                                        25,743               844,885
Satyam Computer
  Services ADR                                 10,100(c)            235,936
Symantec                                       74,863(b)          1,596,828
TIBCO Software                                 41,240(b)            307,238
VERITAS Software                               26,700(b)            619,974
Total                                                            17,805,259

Electronics (2.7%)
Analog Devices                                 16,907               611,019
Broadcom Cl A                                  36,628(b)          1,095,910
Credence Systems                               18,500(b)            146,335
Cypress Semiconductor                          33,619(b)            423,599
Freescale Semiconductor Cl A                   37,908(b)            642,541
Freescale Semiconductor Cl B                   47,614(b)            821,342

See accompanying notes to investments in securities.

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1 -- AXP VP - CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Issuer                                         Shares              Value(a)

Electronics (cont.)
Intel                                         222,607            $5,171,160
Linear Technology                              15,134               579,784
Maxim Integrated Products                      15,001               613,091
Natl Semiconductor                             16,289               335,716
Texas Instruments                             102,930             2,623,685
Xilinx                                         16,900               493,987
Total                                                            13,558,169

Energy (6.0%)
Amerada Hess                                    5,965               573,893
Anadarko Petroleum                             36,033             2,742,111
BP ADR                                         23,384(c)          1,459,162
ChevronTexaco                                 101,407             5,913,042
ConocoPhillips                                 58,268             6,283,621
Devon Energy                                   12,642               603,656
Exxon Mobil                                   176,964            10,547,054
Newfield Exploration                            8,400(b)            623,784
Occidental Petroleum                            5,200               370,084
Royal Dutch Petroleum                           7,199(c)            432,228
Total                                                            29,548,635

Energy equipment & services (0.8%)
Cooper Cameron                                  6,178(b)            353,443
Halliburton                                    28,718             1,242,054
Schlumberger                                   15,678             1,104,985
Transocean                                     17,297(b)            890,104
Weatherford Intl                               10,283(b)            595,797
Total                                                             4,186,383

Finance companies (2.1%)
Citigroup                                     230,809            10,372,556

Financial services (4.0%)
Capital One Financial                          41,480             3,101,460
Countrywide Financial                         107,573             3,491,820
Fannie Mae                                     89,289             4,861,785
Freddie Mac                                    64,014             4,045,685
Investors Financial Services                   66,185             3,237,108
MBNA                                           20,818               511,082
Nomura Holdings                                28,800(c)            402,910
Total                                                            19,651,850

Food (1.6%)
General Mills                                  16,719               821,739
Hain Celestial Group                            6,300(b)            117,432
HJ Heinz                                       18,510               681,908
Kellogg                                        92,900             4,019,783
Sara Lee                                       97,431             2,159,071
Total                                                             7,799,933

Furniture & appliances (0.1%)
Leggett & Platt                                 7,100               205,048
Tempur-Pedic Intl                              15,803(b)            294,884
Total                                                               499,932

Health care products (9.0%)
Abbott Laboratories                            41,576             1,938,273
Allergan                                        3,300               229,251
Amgen                                          30,999(b)          1,804,452
Baxter Intl                                    63,424             2,155,148
Biogen Idec                                     4,855(b)            167,546
Boston Scientific                              12,568(b)            368,117
Bristol-Myers Squibb                           95,518             2,431,888

Common stocks (continued)
Issuer                                         Shares              Value(a)

Health care products (cont.)
Eli Lilly & Co                                 16,858              $878,302
Genentech                                      34,006(b)          1,925,080
Gilead Sciences                                13,915(b)            498,157
GlaxoSmithKline ADR                            16,686(c)            766,221
Guidant                                         7,900               583,810
Johnson & Johnson                             135,193             9,079,561
Medco Health Solutions                         36,872(b)          1,827,745
Medtronic                                      34,145             1,739,688
Merck & Co                                     81,480             2,637,508
Novartis ADR                                   48,914(c)          2,288,197
OSI Pharmaceuticals                            19,151(b)            791,702
Pfizer                                        348,861             9,164,577
Schering-Plough                                86,364             1,567,507
Shire Pharmaceuticals
  Group ADR                                     9,693(c)            332,276
Wyeth                                          39,676             1,673,534
Total                                                            44,848,540

Health care services (2.4%)
Aetna                                           7,298               546,985
AmerisourceBergen                              17,307               991,518
Cardinal Health                                40,152             2,240,482
Community Health Systems                        6,370(b)            222,377
HCA                                            90,203             4,832,174
HealthSouth                                    61,118(b)            326,981
Hospira                                        13,429(b)            433,354
Magellan Health Services                       23,549(b)            801,843
McKesson                                        9,201               347,338
UnitedHealth Group                              9,863               940,733
WellPoint                                       1,020(b)            127,857
Total                                                            11,811,642

Home building (--%)
Centex                                          1,857               106,350
Pulte Homes                                     1,906               140,339
Total                                                               246,689

Household products (3.7%)
Avon Products                                  21,554               925,529
Colgate-Palmolive                              42,835             2,234,702
Gillette                                      111,124             5,609,540
Kimberly-Clark                                 10,555               693,780
Procter & Gamble                              156,084             8,272,452
Rayovac                                        13,739(b)            571,542
Total                                                            18,307,545

Industrial transportation (0.2%)
Burlington Northern Santa Fe                    5,600               302,008
Norfolk Southern                               18,426               682,683
Total                                                               984,691

Insurance (4.2%)
ACE                                            79,743(c)          3,290,994
Allstate                                       33,539             1,813,118
American Intl Group                           193,888            10,743,334
Assurant                                        7,000               235,900
Chubb                                          25,676             2,035,337
CIGNA                                           5,577               498,026
Endurance Specialty Holdings                   11,880(c)            449,539
First American                                  8,903               293,265
Hartford Financial
  Services Group                                5,961               408,686

Common stocks (continued)
Issuer                                         Shares              Value(a)

Insurance (cont.)
Montpelier Re Holdings                          3,928(c)           $138,069
United America Indemnity Cl A                  35,232(b,c)          663,771
Total                                                            20,570,039

Investment companies (4.2%)
Consumer Discretionary
  Select Sector SPDR Fund                      48,800             1,621,136
Energy Select Sector
  SPDR Fund                                    93,415             4,007,503
Health Care Select
  Sector SPDR Fund                             90,502             2,702,390
Industrial Select
  Sector SPDR Fund                             95,574             2,908,317
iShare Dow Jones US
  Healthcare Sector Index Fund                 46,470             2,716,172
Materials Select
  Sector SPDR Trust                           109,043             3,288,737
Utilities Select
  Sector SPDR Fund                            113,783             3,316,774
Total                                                            20,561,029

Leisure time & entertainment (1.6%)
Blockbuster Cl A                                    1                     9
Blockbuster Cl B                                    1                     8
Cendant                                       228,798             4,699,511
Harley-Davidson                                 4,300               248,368
Mattel                                         17,074               364,530
Viacom Cl B                                    75,165             2,617,997
Total                                                             7,930,423

Lodging & gaming (0.1%)
GTECH Holdings                                 10,769               253,395

Machinery (0.4%)
Caterpillar                                    10,320               943,661
Illinois Tool Works                             7,812               699,408
Ingersoll-Rand Cl A                             3,944(c)            314,140
Total                                                             1,957,209

Media (2.5%)
Clear Channel Communications                    8,278               285,343
eBay                                           23,588(b)            878,889
EW Scripps Cl A                                 9,200               448,500
Gannett                                         3,900               308,412
Liberty Media Cl A                            159,586(b)          1,654,907
Liberty Media Intl Cl A                        11,700(b)            511,758
McGraw-Hill Companies                           2,800               244,300
News Corp Cl A                                 39,464               667,731
Omnicom Group                                   2,768               245,023
Reader's Digest Assn                           11,087               191,916
Time Warner                                   118,500(b)          2,079,674
Tribune                                        24,080               960,070
Univision Communications
  Cl A                                          4,839(b)            133,992
Walt Disney                                   113,387             3,257,608
Yahoo!                                         21,354(b)            723,901
Total                                                            12,592,024

Metals (0.3%)
Alcan                                          10,484(c)            397,553
Alcoa                                          26,080               792,571
Kinross Gold                                   41,675(b,c)          250,050
Total                                                             1,440,174

See accompanying notes to investments in securities.

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2 -- AXP VP - CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Issuer                                         Shares              Value(a)

Multi-industry (3.6%)
3M                                             11,561              $990,662
Accenture Cl A                                 12,830(b,c)          309,845
Emerson Electric                                6,377               414,059
General Electric                              193,810             6,988,788
ITT Inds                                        2,900               261,696
Manpower                                        3,477               151,319
Monsanto                                       18,512             1,194,024
Sony                                           15,800(c)            629,230
Tyco Intl                                     130,510(c)          4,411,237
Vivendi Universal ADR                          83,425(b,c)        2,552,805
Total                                                            17,903,665

Paper & packaging (0.6%)
Avery Dennison                                  6,600               408,738
Bowater                                        16,600               625,322
Intl Paper                                     24,852               914,305
Temple-Inland                                   9,367               679,576
Weyerhaeuser                                    8,000               548,000
Total                                                             3,175,941

Precious metals (0.6%)
Barrick Gold                                   16,314(c)            390,883
Coeur d'Alene Mines                           213,300(b)            782,811
Glamis Gold                                    16,337(b,c)          255,021
Harmony Gold Mining ADR                        37,450(c)            292,110
Newmont Mining                                 21,560               910,910
Stillwater Mining                              21,550(b)            212,268
Total                                                             2,844,003

Real estate investment trust (0.4%)
Apartment Investment
  & Management Cl A                            10,544               392,237
Equity Office Properties Trust                 33,059               996,068
HomeBanc                                       87,706               775,321
Total                                                             2,163,626

Restaurants (0.2%)
Applebee's Intl                                 9,200               253,552
Domino's Pizza                                 19,685               367,913
McDonald's                                      7,100               221,094
Total                                                               842,559

Retail -- drugstores (0.4%)
CVS                                            36,099             1,899,529

Retail -- general (3.3%)
AutoZone                                        1,054(b)             90,328
Bed Bath & Beyond                               4,700(b)            171,738

Common stocks (continued)
Issuer                                         Shares              Value(a)

Retail -- general (cont.)
Costco Wholesale                                1,316               $58,141
Dollar General                                 10,047               220,130
Federated Dept Stores                           5,628               358,166
Gap                                            58,458             1,276,723
Home Depot                                     52,801             2,019,109
Lowe's Companies                               11,295               644,832
PETCO Animal Supplies                           4,850(b)            178,529
Sotheby's Holdings Cl A                         4,653(b)             78,915
Staples                                         7,909               248,580
Target                                         69,329             3,467,836
Tiffany & Co                                    2,176                75,116
Wal-Mart Stores                               144,900             7,260,938
Total                                                            16,149,081

Retail -- grocery (0.1%)
Safeway                                        18,113(b)            335,634

Telecom equipment & services (4.0%)
CIENA                                         261,539(b)            449,847
Corning                                       102,021(b)          1,135,494
Hutchison Telecommunications
  Intl ADR                                     62,704(b,c)          886,008
Motorola                                      412,099             6,169,122
Nokia ADR                                     523,153(c)          8,072,250
Vodafone Group ADR                            123,077(c)          3,268,925
Total                                                            19,981,646

Textiles & apparel (0.1%)
Chico's FAS                                     4,842(b)            136,835
Coach                                           2,483(b)            140,612
Nike Cl B                                       4,200               349,902
Total                                                               627,349

Utilities -- electric (1.7%)
Dominion Resources                             25,547             1,901,463
Duke Energy                                    14,065               393,961
Entergy                                        16,400             1,158,824
Exelon                                         43,724             2,006,494
FPL Group                                      12,600               505,890
PPL                                            10,300               556,097
Southern                                       44,200             1,406,886
TXU                                             3,300               262,779
Xcel Energy                                    16,355               280,979
Total                                                             8,473,373

Utilities -- natural gas (0.1%)
ONEOK                                          21,547               664,079

Common stocks (continued)
Issuer                                         Shares              Value(a)

Utilities -- telephone (6.3%)
BellSouth                                      72,854            $1,915,332
Citizens Communications                        12,940               167,444
KT ADR                                         21,003(c)            447,574
MCI                                            84,842             2,112,566
Qwest Communications Intl                     483,970(b)          1,790,689
SBC Communications                             58,670             1,389,892
Sprint                                        976,711            22,220,174
Verizon Communications                         42,687             1,515,389
Total                                                            31,559,060

Total common stocks
(Cost: $465,690,811)                                           $482,290,992

Bond (0.1%)
Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

U.S. government obligation & agency
U.S. Treasury
  05-15-16                7.25%              $250,000              $306,572

Total bond
(Cost: $240,313)                                                   $306,572

Short-term securities (2.9%)
Issuer                 Effective               Amount              Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (2.4%)
Federal Home Loan Bank Disc Nt
  04-01-05                2.58%            $5,000,000            $4,999,642
Federal Natl Mtge Assn Disc Nts
  05-04-05                2.55              2,200,000             2,194,705
  05-25-05                2.69              5,000,000             4,979,519
Total                                                            12,173,866

Commercial paper (0.5%)
Barton Capital
  04-01-05                2.85              2,300,000             2,299,818

Total short-term securities
(Cost: $14,473,866)                                             $14,473,684

Total investments in securities
(Cost: $480,404,990)(d)                                        $497,071,248

See accompanying notes to investments in securities.

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3 -- AXP VP - CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2005, the value of foreign securities represented 8.4% of net assets.

(d) At March 31, 2005, the cost of securities for federal income tax purposes was approximately $480,405,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $ 32,148,000
      Unrealized depreciation                                   (15,482,000)
                                                                -----------
      Net unrealized appreciation                              $ 16,666,000
                                                               ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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4 -- AXP VP - CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

                                                              S-6347-80 C (5/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP VARIABLE PORTFOLIO - SELECT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 26, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          May 26, 2005